As filed with the Securities and Exchange Commission on November 14, 2012.

File No. 033-65243

811-04613

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 87	☒

VARIABLE ACCOUNT C

(Exact Name of Registrant)

UNION SECURITY INSURANCE COMPANY

(Name of Depositor)

2323 Grand Boulevard
Kansas City, MO 64108

(Address of Depositor’s Principal Offices)

(816) 474-2345

(Depositor’s Telephone Number, Including Area Code)

Lisa M. Proch
Hartford Life and Annuity Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

(Name and Address of Agent for Service)

INDIVIDUAL VARIABLE LIFE CONTRACTS — THE REGISTRANT HAS
REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on November 15, 2012, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on , pursuant to paragraph (a)(1) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus in Part A and the Statement of Additional Information in Part B of Post-Effective Amendment No. 26 are incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-6 (File No. 033-65243), as filed on April 25, 2012.

A Supplement to the Prospectus is included in Part A and a Supplement to the Statement of Additional Information is included in Part B of this Post-Effective Amendment. This Post-Effective Amendment No. 26 does not supersede Post-Effective Amendment No. 24, as filed on April 25, 2012.

Part A

Supplement to Your Prospectus

Effective November 19, 2012, Hartford Securities Distribution Company, Inc. will replace Woodbury Financial Services, Inc. as principal underwriter for your variable life insurance policy. Any references to Woodbury Financial Services, Inc. in your prospectus are deleted and replaced with Hartford Securities Distribution Company, Inc.

This supplement should be retained with the Prospectus for future reference.

HV-7407

Part B

Supplement to Your Statement of Additional Information

Effective November 19, 2012, Hartford Securities Distribution Company, Inc. will replace Woodbury Financial Services, Inc. as Principal Underwriter of your policy. Under the section entitled, "Distribution of the Policies" the following disclosure is added:

Effective November 19, 2012, Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the policies and offers the policies on a continuous basis. HSD is controlled by Hartford and is located at the same address as Hartford. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

Prior to November 19, 2012, Hartford did not pay HSD underwriting commissions for the policies offered through this Separate Account.

HSD enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HSD or certain other registered broker-dealers who have entered into sales agreements with HSD.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

This supplement should be retained with the Prospectus for future reference.

HV-7411

PART C

OTHER INFORMATION

Item 26. Exhibits

(a)	Resolution of the Board of Directors of Fortis Benefits Insurance Company (“Fortis”) authorizing the establishment of the Separate Account.(1)
(b)	Not Applicable.
(c)	Principal Underwriter and Servicing Agreement.
(d)	Form of Variable Life Insurance Policy.(2)
	(1)	Accelerated Death Benefit Rider(3)
	(2)	Additional Insured Rider(3)
	(3)	Estate Protection Rider(3)
	(4)	First to Die Rider(3)
	(5)	Primary Insured Rider(3)
	(6)	Second to Die Rider(3)
	(7)	Waiver of Monthly Deduction Amount Rider(3)
	(8)	Waiver of Select Amount Rider(3)
(e)	Form of Application for Variable Life Insurance Policy.(1)
(f)	(1)	Restated Articles of Incorporation of Union Security Insurance Company
	(2)	Restated Bylaws of Union Security Insurance Company(4)
(g)	Reinsurance Contracts.
	(1)	American United Life Insurance Company(3)
	(2)	Lincoln National Life Insurance Company(3)
	(3)	RGA Reinsurance Company(3)
	(4)	Security Life of Denver Insurance Company(3)
(h)	Participation Agreements and Amendments.
	(1)	Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.(3)
(i)	Administrative Services Agreements and Amendments.
	(1)	Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.(3)
(j)	Not Applicable.
(k)	Opinion and consent of Counsel.
(l)	Not Applicable.
(m)	Not Applicable.
(n)	(1)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
	(2)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
(o)	No financial statement will be omitted.
(p)	Not Applicable.
(q)	Memorandum describing transfer and redemption procedures.(5)
(r)	Copy of Power of Attorney.

(1)            Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 33-65243, dated April 22, 2002.

(2)            Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 33-03919, filed with the commission on April 22, 2002.

(3)            Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, File No. 033-65243, dated April 25, 2012.

(4)            Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 333-63935 filed with the Commission on November 16, 2009.

(5)            Incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement, File No. 33-65243, filed with the Securities and Exchange Commission on May 29, 1996.

Item 27. Partial List of Officers and Directors.

Name and Address	Position and Offices With Depositor
Miles B. Yakre(1)	Senior Vice President, Chief Financial Officer and Treasurer
S. Craig Lemasters(2)	Director
Michael J. Peninger(3)	Chairman of the Board
Sylvia Wagner(3)	Director
John Steven Roberts(1)	President and Chief Executive Officer, Director
Christopher J. Pagano(3)	Director

(1)            Address: 2323 Grand Boulevard, Kansas City, MO 64108

(2)            Address: 260 Interstate North Circle, NW, Atlanta, GA 33039

(3)            Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant

Filed herewith

Item 29. Indemnification

Union Security’s By-Laws provide for indemnity and payment of expenses of Union Security’s officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Kansas law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Registrant and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a)            Woodbury Financial Services, Inc. acts as the principal underwriter for the below registered investment companies, and

Effective November 19, 2012, Hartford Securities Distribution Company, Inc. acts as the principal underwriter for the below registered investment companies:

Union Security Life Insurance Company of New York - Separate Account A

Union Security Insurance Company - Variable Account C

Union Security Insurance Company - Variable Account D

(b) Partial list of Officers and Directors of Woodbury Financial Services, Inc.:

Name and Principal
Business Address:	Title:
Richard Fergesen(1)	Chief Financial Officer, Senior Vice President, Financial Principal, and Director
Michael J. Fixer(2)	Assistant Vice President and Assistant Treasurer
Patrick H. McEvoy(1)	Chief Executive Officer, President, and Director
Brian Murphy(3)	Chairman and Director
Robert W. Paiano(2)	Senior Vice President and Treasurer
Jennifer R. Relien(1)	Chief Legal Officer-Broker/Dealer, and Corporate Secretary

Address for the above-listed officers/directors:

(1) 7755 3rd Street North, Oakdale, MN 55128

(2) One Hartford Plaza, Hartford, CT 06115

(3) 200 Hopmeadow Street, Simsbury, CT 06089

(b) Partial list of Officers and Directors of Hartford Securities Distribution Company, Inc.:

Name and Principal
Business Address	Title

Robert Arena	Executive Vice President/Business Line Principal and Director
Diana Benken	Chief Financial Officer and Controller/FINOP
Christopher S. Conner (2)	AML Compliance Officer and Chief Compliance Officer
James Davey	Director
Kathleen E. Jorens (3)	Vice President, Assistant Treasurer
Vernon Meyer	Senior Vice President
Robert W. Paiano (3)	Senior Vice President, Treasurer
Sharon A. Ritchey	President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine	Secretary

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

(1) Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(2) Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3) Address: One Hartford Plaza, Hartford, CT 06155

(c)             None.

Item 31. Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:	576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:	7755 3rd Street North, Oakdale, MN 55128
Hartford Administrative Services Company:	500 Bielenberg Drive, Woodbury, MN 55125
Hartford Securities Distribution Company, Inc.:	200 Hopmeadow Street, Simsbury, CT 06089

Item 32. Management Services

Effective April 1, 2001, Union Security contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company (“Hartford Life”), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is ultimately responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the general account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

Item 33. Representation of Reasonableness of Fees

Union Security hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Union Security.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 14th day of November, 2012.

UNION SECURITY INSURANCE COMPANY
VARIABLE ACCOUNT C
(Registrant)

By:	John Steven Roberts*	*By:	/s/ Lisa M. Proch
	John Steven Roberts		Lisa M. Proch
	President and Chief Executive Officer, Director*		Attorney-in-Fact

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:	John Steven Roberts*
John Steven Roberts
President and Chief Executive Officer, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Miles B. Yakre,
Senior Vice President, Chief Financial Officer and Treasurer*
S. Craig Lemasters,
Director*
Michael J. Peninger,
Chairman of the Board*
Sylvia Wagner
Director*	*By:	/s/ Lisa M. Proch
John Steven Roberts,		Lisa M. Proch
President and Chief Executive Officer, Director*		Attorney-in-Fact
Christopher J. Pagano,
Director*	Date:	November 14, 2012

33-65243

EXHIBIT INDEX

1.1	Principal Underwriter Agreement.
1.2	Restated Articles of Incorporation of Union Security Insurance Company.
1.3	Opinion and Consent of Counsel.
1.4	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
1.5	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
1.6	Copy of Power of Attorney.
1.7	Organizational Chart.